Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 1,012,935	$ 911,194
Accounts receivable, net	969,806	867,027
Inventories	82,635	110,664
Prepaid expenses and other current assets	7,867,592	7,081,693
Other current assets		7,033,350
Total current assets	9,932,968	8,970,578
Property and equipment, net	955,173	1,007,770
Loan held-for-investment	4,000,000	4,000,000
Total assets	14,888,141	13,978,348
Current liabilities:
Note payable, current portion		15,530
Accounts payable	172,632	171,174
Accrued expenses and other current liabilities	7,582,760	7,007,531
Income tax payable	130,000	319,997
Customer deposit	7,493,608	6,999,980
Total current liabilities	7,885,392	7,514,232
Note payable, less current portion		12,114
Deferred tax liabilities	82,104	82,104
Due to parent	5,886,437	4,198,546
Total liabilities	13,853,933	11,806,996
Stockholder’s equity:
Common stock, 10,000 shares authorized and outstanding, no par value	10	10
Additional paid-in capital	(10)	(10)
Retained earnings	1,289,822	2,300,212
Total stockholder’s equity attributable to Cryptyde, Inc.	1,289,822	2,300,212
Non-controlling interest	(255,614)	(128,860)
Total stockholder’s equity	1,034,208	2,171,352
Total liabilities and stockholder’s equity	$ 14,888,141	13,978,348
Previously Reported [Member]
Current assets:
Cash and cash equivalents		66,575
Accounts receivable, net		867,027
Inventories		110,664
Prepaid expenses and other current assets		7,081,693
Other current assets		7,033,350
Total current assets		7,099,925
Property and equipment, net		1,007,770
Loan held-for-investment		4,000,000
Total assets		11,099,925
Current liabilities:
Note payable, current portion		15,530
Accounts payable		171,174
Accounts payable and accrued expenses		126,627
Accrued expenses and other current liabilities		7,007,531
Income tax payable		319,997
Customer deposit		6,999,980
Total current liabilities		7,126,607
Note payable, less current portion		12,114
Deferred tax liabilities		82,104
Due to parent		4,616,551
Total liabilities		11,743,158
Commitments and contingencies
Stockholder’s equity:
Common stock, 10,000 shares authorized and outstanding, no par value		10
Additional paid-in capital		(10)
Retained earnings		(514,373)
Total stockholder’s equity attributable to Cryptyde, Inc.		(514,373)
Non-controlling interest		(128,860)
Total stockholder’s equity		(643,233)
Total liabilities and stockholder’s equity		$ 11,099,925